Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0001870404
Registrant Name	CERO THERAPEUTICS HOLDINGS, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES